Guarantor and Non-Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Supplemental Consolidating Balance Sheet
Condensed Supplemental Consolidating Balance Sheet
December 31, 2019
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$129.6	$—	$72.7	$—	$202.3
Accounts receivable, net	0.6	230.6	39.4	—	270.6
Inventories	—	463.6	80.4	—	544.0
Prepaid expenses and other current assets	142.0	17.7	23.7	(138.9)	44.5
Assets held for sale	—	27.0	—	—	27.0
Assets of discontinued operations	0.5	130.6	—	—	131.1
Total current assets	272.7	869.5	216.2	(138.9)	1,219.5
Property, plant, and equipment, net	41.6	858.0	145.6	—	1,045.2
Operating lease right-of-use assets	32.5	115.5	27.3	—	175.3
Goodwill	—	1,987.5	119.8	—	2,107.3
Investment in subsidiaries	5,130.5	436.7	—	(5,567.2)	—
Deferred income taxes	56.5	—	—	(56.5)	—
Intangible and other assets, net	91.6	443.3	57.2	—	592.1
Total assets	$5,625.4	$4,710.5	$566.1	$(5,762.6)	$5,139.4
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$15.0	$421.6	$71.8	$—	$508.4
Accrued expenses	126.1	264.4	21.6	(138.9)	273.2
Current portion of long-term debt	14.7	0.6	—	—	15.3
Liabilities of discontinued operations	—	16.5	—	—	16.5
Total current liabilities	155.8	703.1	93.4	(138.9)	813.4
Long-term debt	2,090.2	1.4	0.1	—	2,091.7
Operating lease liabilities	39.5	96.4	22.6	—	158.5
Deferred income taxes	—	139.2	18.8	(56.5)	101.5
Other long-term liabilities	11.4	127.3	4.7	—	143.4
Intercompany accounts (receivable) payable, net	1,497.6	(1,487.4)	(10.2)	—	—
Stockholders’ equity	1,830.9	5,130.5	436.7	(5,567.2)	1,830.9
Total liabilities and stockholders’ equity	$5,625.4	$4,710.5	$566.1	$(5,762.6)	$5,139.4
Condensed Supplemental Consolidating Balance Sheet
December 31, 2018
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$77.9	$—	$86.4	$—	$164.3
Accounts receivable, net	1.0	314.1	36.2	—	351.3
Inventories	—	522.6	93.0	—	615.6
Prepaid expenses and other current assets	80.9	59.6	16.8	(96.3)	61.0
Assets of discontinued operations	—	485.8	—	—	485.8
Total current assets	159.8	1,382.1	232.4	(96.3)	1,678.0
Property, plant, and equipment, net	42.8	955.7	143.8	—	1,142.3
Goodwill	—	1,993.2	114.7	—	2,107.9
Investment in subsidiaries	5,170.5	559.3	—	(5,729.8)	—
Deferred income taxes	34.2	—	—	(34.2)	—
Intangible and other assets, net	86.6	531.7	82.8	—	701.1
Total assets	$5,493.9	$5,422.0	$573.7	$(5,860.3)	$5,629.3
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$23.9	$508.3	$45.7	$—	$577.9
Accrued expenses	71.8	258.0	19.0	(96.3)	252.5
Current portion of long-term debt	0.6	0.5	0.1	—	1.2
Liabilities of discontinued operations	—	6.0	—	—	6.0
Total current liabilities	96.3	772.8	64.8	(96.3)	837.6
Long-term debt	2,296.2	0.6	0.6	—	2,297.4
Deferred income taxes	—	183.8	16.5	(34.2)	166.1
Other long-term liabilities	17.7	145.4	5.1	—	168.2
Intercompany accounts (receivable) payable, net	923.7	(851.1)	(72.6)	—	—
Stockholders’ equity	2,160.0	5,170.5	559.3	(5,729.8)	2,160.0
Total liabilities and stockholders’ equity	$5,493.9	$5,422.0	$573.7	$(5,860.3)	$5,629.3

Condensed Supplemental Consolidating Statement of Operations
Condensed Supplemental Consolidating Statement of Operations
Year Ended December 31, 2019
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$4,104.5	$551.4	$(367.0)	$4,288.9
Cost of sales	0.2	3,340.4	518.5	(367.0)	3,492.1
Gross profit	(0.2)	764.1	32.9	—	796.8
Selling, general, and administrative expense	153.3	324.1	32.7	—	510.1
Amortization expense	10.3	55.6	8.2	—	74.1
Asset impairment	—	129.1	—	—	129.1
Other operating expense, net	77.0	33.8	(11.2)	—	99.6
Operating (loss) income	(240.8)	221.5	3.2	—	(16.1)
Interest expense	104.0	—	4.1	(5.7)	102.4
(Gain) loss on foreign currency exchange	—	(2.0)	(1.5)	—	(3.5)
Other expense (income), net	40.3	(0.3)	(4.9)	5.7	40.8
Loss before income taxes	(385.1)	223.8	5.5	—	(155.8)
Income tax (benefit) expense	(95.3)	50.9	(1.1)	—	(45.5)
Equity in net income (loss) of subsidiaries	(53.3)	10.0	—	43.3	—
Net income (loss) from continuing operations	(343.1)	182.9	6.6	43.3	(110.3)
Net (loss) income from discontinued operations	(17.9)	(236.2)	3.4	—	(250.7)
Net (loss) income	$(361.0)	$(53.3)	$10.0	$43.3	$(361.0)
Condensed Supplemental Consolidating Statements of Operations
Year Ended December 31, 2018
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$4,374.0	$619.9	$(406.1)	$4,587.8
Cost of sales	—	3,551.7	550.0	(406.1)	3,695.6
Gross profit	—	822.3	69.9	—	892.2
Selling, general, and administrative expense	139.5	419.0	34.4	—	592.9
Amortization expense	11.8	59.3	9.1	—	80.2
Other operating expense, net	112.1	19.9	3.7	—	135.7
Operating (loss) income	(263.4)	324.1	22.7	—	83.4
Interest expense	104.8	—	3.0	—	107.8
(Gain) loss on foreign currency exchange	(0.4)	5.8	3.2	—	8.6
Other expense (income), net	29.8	(1.1)	(4.1)	—	24.6
Loss before income taxes	(397.6)	319.4	20.6	—	(57.6)
Income tax (benefit) expense	(96.1)	77.3	7.4	—	(11.4)
Equity in net income (loss) of subsidiaries	247.1	19.5	—	(266.6)	—
Net (loss) income from continuing operations	(54.4)	261.6	13.2	(266.6)	(46.2)
Net (loss) income from discontinued operations	(10.0)	(14.5)	6.3	—	(18.2)
Net (loss) income	$(64.4)	$247.1	$19.5	$(266.6)	$(64.4)
Condensed Supplemental Consolidating Statements of Operations
Year Ended December 31, 2017
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$4,523.2	$684.5	$(355.1)	$4,852.6
Cost of sales	—	3,636.4	593.2	(355.1)	3,874.5
Gross profit	—	886.8	91.3	—	978.1
Selling, general, and administrative expense	114.4	475.4	39.4	—	629.2
Amortization expense	12.9	63.0	9.6	—	85.5
Asset impairment	—	59.0	—	—	59.0
Other operating expense, net	9.0	112.6	3.6	—	125.2
Operating (loss) income	(136.3)	176.8	38.7	—	79.2
Interest expense	123.9	0.3	6.4	(8.2)	122.4
(Gain) loss on foreign currency exchange	0.7	(4.7)	(1.0)	—	(5.0)
Other expense (income), net	(4.6)	(266.5)	(6.7)	268.1	(9.7)
Loss before income taxes	(256.3)	447.7	40.0	(259.9)	(28.5)
Income tax (benefit) expense	(98.3)	(49.7)	8.2	—	(139.8)
Equity in net income (loss) of subsidiaries	141.1	33.2	—	(174.3)	—
Net (loss) income from continuing operations	(16.9)	530.6	31.8	(434.2)	111.3
Net (loss) income from discontinued operations	(2.7)	(389.5)	1.4	—	(390.8)
Net (loss) income	$(19.6)	$141.1	$33.2	$(434.2)	$(279.5)

Condensed Supplemental Consolidating Statement of Comprehensive Income (Loss)
Condensed Supplemental Consolidating Statement of Comprehensive Income (Loss)
Year Ended December 31, 2019
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net loss	$(361.0)	$(53.3)	$10.0	$43.3	$(361.0)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	12.3	—	12.3
Pension and postretirement adjustment	—	0.8	—	—	0.8
Other comprehensive income (loss)	—	0.8	12.3	—	13.1
Equity in other comprehensive income (loss) of subsidiaries	13.1	12.3	—	(25.4)	—
Comprehensive income (loss)	$(347.9)	$(40.2)	$22.3	$17.9	$(347.9)
Condensed Supplemental Consolidating Statement of Comprehensive Income (Loss)
Year Ended December 31, 2018
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net loss	$(64.4)	$247.1	$19.5	$(266.6)	$(64.4)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	(34.5)	—	(34.5)
Adoption of ASU 2018-02 reclassification to retained earnings	—	(1.1)	—	—	(1.1)
Other comprehensive income (loss)	—	(1.1)	(34.5)	—	(35.6)
Equity in other comprehensive income (loss) of subsidiaries	(35.6)	(34.5)	—	70.1	—
Comprehensive income (loss)	$(100.0)	$211.5	$(15.0)	$(196.5)	$(100.0)
Condensed Supplemental Consolidating Statement of Comprehensive Income (Loss)
Year Ended December 31, 2017
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net loss	$(19.6)	$141.1	$33.2	$(434.2)	$(279.5)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	32.2	—	32.2
Pension and postretirement adjustment	—	7.6	—	—	7.6
Other comprehensive income (loss)	—	7.6	32.2	—	39.8
Equity in other comprehensive (loss) income of subsidiaries	39.8	32.2	—	(72.0)	—
Comprehensive income (loss)	$20.2	$180.9	$65.4	$(506.2)	$(239.7)

Condensed Supplemental Consolidating Statement of Cash Flows
Condensed Supplemental Consolidating Statement of Cash Flows
Year Ended December 31, 2019
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities - continuing operations	$(398.0)	$554.9	$63.7	$43.3	$263.9
Net cash provided by (used in) operating activities - discontinued operations	(17.9)	58.3	3.4	—	43.8
Net cash provided by (used in) operating activities	(415.9)	613.2	67.1	43.3	307.7
Cash flows from investing activities:
Additions to property, plant, and equipment	(0.4)	(108.1)	(14.2)	—	(122.7)
Additions to intangible assets	(24.0)	(0.1)	—	—	(24.1)
Intercompany transfer	(325.7)	(942.7)	(13.6)	1,282.0	—
Other	(6.4)	(27.4)	41.3	—	7.5
Net cash provided by (used in) investing activities - continuing operations	(356.5)	(1,078.3)	13.5	1,282.0	(139.3)
Net cash provided by (used in) investing activities - discontinued operations	—	71.2	—	—	71.2
Net cash provided by (used in) investing activities	(356.5)	(1,007.1)	13.5	1,282.0	(68.1)
Cash flows from financing activities:
Net (repayment) borrowing of debt	(198.9)	(2.4)	(0.6)	—	(201.9)
Intercompany transfer	1,023.4	396.3	(94.4)	(1,325.3)	—
Receipts related to stock-based award activities	0.7	—	—	—	0.7
Payments related to stock-based award activities	(5.7)	—	—	—	(5.7)
Net cash provided by (used in) financing activities - continuing operations	819.5	393.9	(95.0)	(1,325.3)	(206.9)
Net cash provided by (used in) financing activities - discontinued operations	—	—	—	—	—
Net cash provided by (used in) financing activities	819.5	393.9	(95.0)	(1,325.3)	(206.9)
Effect of exchange rate changes on cash and cash equivalents	4.6	—	0.7	—	5.3
Increase (decrease) in cash and cash equivalents	51.7	—	(13.7)	—	38.0
Cash and cash equivalents, beginning of period	77.9	—	86.4	—	164.3
Cash and cash equivalents, end of period	$129.6	$—	$72.7	$—	$202.3
Condensed Supplemental Consolidating Statement of Cash Flows
Year Ended December 31, 2018
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities - continuing operations	$132.8	$522.5	$70.8	$(254.0)	$472.1
Net cash provided by (used in) operating activities - discontinued operations	(10.0)	37.4	6.3	—	33.7
Net cash provided by (used in) operating activities	122.8	559.9	77.1	(254.0)	505.8
Cash flows from investing activities:
Additions to property, plant, and equipment	(14.2)	(122.7)	(18.1)	—	(155.0)
Additions to intangible assets	(21.8)	(0.5)	(0.1)	—	(22.4)
Intercompany transfer	52.3	(209.9)	(15.1)	172.7	—
Other	—	36.3	(1.3)	—	35.0
Net cash (used in) provided by investing activities - continuing operations	16.3	(296.8)	(34.6)	172.7	(142.4)
Net cash (used in) provided by investing activities - discontinued operations	—	(18.5)	—	—	(18.5)
Net cash (used in) provided by investing activities	16.3	(315.3)	(34.6)	172.7	(160.9)
Cash flows from financing activities:
Net borrowing (repayment) of debt	(254.8)	(1.5)	—	—	(256.3)
Intercompany transfer	168.7	(246.9)	(3.1)	81.3	—
Repurchases of common stock	(54.6)	—	—	—	(54.6)
Receipts related to stock-based award activities	4.7	—	—	—	4.7
Payments related to stock-based award activities	(8.4)	—	—	—	(8.4)
Other	—	3.6	—	—	3.6
Net cash provided by (used in) financing activities - continuing operations	(144.4)	(244.8)	(3.1)	81.3	(311.0)
Net cash provided by (used in) financing activities - discontinued operations	—	—	—	—	—
Net cash provided by (used in) financing activities	(144.4)	(244.8)	(3.1)	81.3	(311.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	(2.4)	—	(2.4)
(Decrease) increase in cash and cash equivalents	(5.3)	(0.2)	37.0	—	31.5
Cash and cash equivalents, beginning of period	83.2	0.2	49.4	—	132.8
Cash and cash equivalents, end of period	$77.9	$—	$86.4	$—	$164.3
Condensed Supplemental Consolidating Statement of Cash Flows
Year Ended December 31, 2017
(In millions)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities - continuing operations	$(146.8)	$1,005.5	$33.9	$(426.9)	$465.7
Net cash provided by (used in) operating activities - discontinued operations	(2.7)	41.6	1.4	—	40.3
Net cash provided by (used in) operating activities	(149.5)	1,047.1	35.3	(426.9)	506.0
Cash flows from investing activities:
Additions to property, plant, and equipment	(4.2)	(113.2)	(18.1)	—	(135.5)
Additions to intangible assets	(25.5)	(0.5)	(0.1)	—	(26.1)
Intercompany transfer	403.4	(402.0)	(38.7)	37.3	—
Proceeds from sale of fixed assets	—	8.3	0.1	—	8.4
Proceeds from divestitures	—	18.5	0.3	—	18.8
Other	—	—	(1.2)	—	(1.2)
Net cash (used in) provided by investing activities - continuing operations	373.7	(488.9)	(57.7)	37.3	(135.6)
Net cash (used in) provided by investing activities - discontinued operations	—	(24.2)	—	—	(24.2)
Net cash (used in) provided by investing activities	373.7	(513.1)	(57.7)	37.3	(159.8)
Cash flows from financing activities:
Net borrowing (repayment) of debt	(252.2)	(2.5)	(0.1)	—	(254.8)
Intercompany transfer	134.7	(531.5)	7.2	389.6	—
Repurchases of common stock	(28.7)	—	—	—	(28.7)
Receipts related to stock-based award activities	12.1	—	—	—	12.1
Payments related to stock-based award activities	(6.9)	—	—	—	(6.9)
Net cash provided by (used in) financing activities - continuing operations	(141.0)	(534.0)	7.1	389.6	(278.3)
Net cash provided by (used in) financing activities - discontinued operations	—	—	—	—	—
Net cash provided by (used in) financing activities	(141.0)	(534.0)	7.1	389.6	(278.3)
Effect of exchange rate changes on cash and cash equivalents	—	—	2.8	—	2.8
(Decrease) increase in cash and cash equivalents	83.2	—	(12.5)	—	70.7
Cash and cash equivalents, beginning of period	—	0.2	61.9	—	62.1
Cash and cash equivalents, end of period	$83.2	$0.2	$49.4	$—	$132.8